Earnings Per Share	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 17 — EARNINGS PER SHARE

Earnings per share consist of the following:

	For the 6 months ended September 30, 2025	For the 6 months ended September 30, 2024
	(US$)	(US$)
Profit/(Loss) for the year available to common shareholders other than Minority Interest	$278,641	$648,972
Weighted average number of common shares	26,000	2,087
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$10.72	$280.91
Diluted earnings/(loss) per common share	$10.72	$280.91

Share Warrants kept as reserves for exercised of warrants from the date of issue. Considered as potential equity shares Since this result would, in turn, produce larger earnings per shares, hence warrants are anti-dilutive and not considered.

NOTE 17 — EARNINGS PER SHARE

Earnings per share consist of the following for the years ended March 31, 2025, March 31, 2024 and March 31, 2023:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	($US)	($US)	($US)
(Loss)/profit for the year available to common shareholders	$694,584	$287,669	$(2,348,103)
Weighted average number of common shares	5,688,206	967,510	613,481
Par value	$0.01	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$0.12	$0.30	$(3.83)
Diluted earnings/(loss) per common share	$0.12	$0.30	$(3.83)

Basic EPS is computed by dividing net loss applicable to common shares by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss applicable to common shares by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of share warrants, convertible debt instruments or other common share equivalents. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive.